Stock-Based Compensation Expense - Additional information (Detail) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2022 shares	Dec. 31, 2021 USD ($) Day $ / shares	Nov. 04, 2021 shares	Apr. 30, 2022	Mar. 31, 2022 USD ($) Day $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) Day $ / shares shares	Dec. 31, 2020 $ / shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Share based compensation arrangement by share based payment award, Options, Grants in period, Gross | shares					0	100,000
Expected term							5 years 10 months 28 days	5 years 11 months 1 day
Risk-free interest rate							1.70%	0.70%
Share-based compensation arrangement by share-based payment award fair value assumptions, expected volatility rate							50.80%	46.10%
Expected dividend yield							0.00%	0.00%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $		$ 291.4					$ 291.4
Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period					4 years		4 years
Share based compensation arrangement by share based payment award, Number of vesting schedules | Day					2		2
BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Number of vesting schedules | Day		2
Number of common shares reserved for future issuance | shares			59,500,730
Number of common shares reserved for future issuance additions | shares	13,732,005		17,820,688
Share based compensation arrangement By share based payment award cumulative annual increase percentage			5.00%
BRDSTwo Thousand And Twenty One Equity Incentive Plan | Subsequent Event [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period				1 year
Share based compensation arrangement by share based payment award, Vesting basis				quarterly
One Vesting Schedule [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		3 years
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis					monthly		quarterly
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis					quarterly		monthly
One Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period					3 years		3 years
Share based compensation arrangement by share based payment award, Award vesting period, Period of cliff vest					1 year		1 year
One Vesting Schedule [Member] | BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period, Period of cliff vest		1 year
Share based compensation arrangement by share based payment award, Vesting basis		quarterly
Second Vesting Schedule [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period		4 years
Second Vesting Schedule [Member] | Two Thousand And Seventeen Equity Incentive Plan [Member] | Bird Rides [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Award vesting period					4 years		4 years
Second Vesting Schedule [Member] | BRDSTwo Thousand And Twenty One Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation arrangement by share based payment award, Vesting basis		quarterly
Share-based Payment Arrangement, Option [Member] | Share Based Payment Arrangement Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
weighted-average fair value of stock options granted | $ / shares							$ 6.97	$ 0.46
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity Instruments Other than Options, Grants in Period | shares					4,600,000	0	53,900,000
Management Award R S U [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity Instruments Other than Options, Grants in Period | shares					29,100,000		29,100,000
Unrecognized stock-based compensation expense restricted stock units | $		$ 176.3			$ 176.3		$ 176.3
Share-based compensation arrangement by share-based payment award fair value assumptions, share price | $ / shares		$ 8.34					$ 8.34
Risk-free interest rate							1.10%
Share-based compensation arrangement by share-based payment award fair value assumptions, expected volatility rate							60.00%
Expected dividend yield							0.00%
Share-based payment arrangement, expense | $					$ 26.0		$ 47.5
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price | $ / shares		12.5			$ 12.5		$ 12.5
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price | $ / shares		20			20		20
Management Award R S U [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share Price | $ / shares		$ 30			$ 30		$ 30
Management Award R S U [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term							16 days
Management Award R S U [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term							3 days 21 hours